STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
Note 10. STOCKHOLDERS' EQUITY

Our authorized capital stock consists of 200,000,000 shares of common stock, $0.01 par value per share, and 5,000,000 shares of preferred stock, par value $0.01 per share.  As of June 30, 2012 and 2011, there are 36,190,238 and 34,819,545 shares of common stock issued and outstanding. There are no shares of preferred stock issued and outstanding.

Common stock

Holders of common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.  Holders of common stock do not have cumulative voting rights.  Holders of common stock are entitled to share in all dividends that the Board of Directors, in its discretion, declares from legally available funds.  In the event of our liquidation, dissolution or winding up, subject to the preferences of any shares of our preferred stock which may then be outstanding, each outstanding share entitles its holder to participate in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock.

Holders of common stock have no conversion, preemptive or other subscription rights, and there are no redemption provisions for the common stock.  The rights of the holders of common stock are subject to any rights that may be fixed for holders of preferred stock, when and if any preferred stock is authorized and issued.  All outstanding shares of common stock are duly authorized, validly issued, fully paid and non-assessable.

In February 2010 the Company entered into a Stock Purchase Agreement with a founder and member of our Board of Directors.  Under the terms of the agreement, the Company repurchased 5,000,000 shares of our common stock owned by him for $45,000, of which $10,000 was paid on the date of the agreement and the balance was paid in 10 equal monthly installments of $3,500 through December 2010.  The shares which the Company repurchased included his original holdings in our company together with 833,334 shares issued to him in August 2008 as compensation for services as a member of our Board of Directors.  The 5,000,000 shares have been cancelled and returned to the status of authorized but unissued shares of our common stock.

In October 2010, we closed the sale of 5,250,000 units of our securities to accredited investors in a private placement which resulted in gross proceeds to us of $525,000.  The securities included 1,750,010 shares of our common stock and Series A Warrants and Series B Warrants. Forge Financial Group, Inc. (“Forge”), a broker-dealer and member of FINRA, acted as placement agent for us in this offering.  As compensation for its services, we paid Forge a cash commission of $52,500 and issued its designees of Forge five-year warrants to purchase 175,003 shares of our common stock with an exercise price of $0.30 per share, which are exercisable on a cashless basis.  We are using the net proceeds for general working capital.

In January 2011 and February 2011 the Company sold $550,000 principal amount 12% convertible promissory notes to accredited investors in a private placement and issued those investors Series C Warrants. The12% convertible promissory notes can convert into shares of our common stock at $0.30 per share, resulting in a potential issuance of 1,833,335 shares of our common stock upon conversion of the entire principal.  Forge acted as placement agent for us in this offering.  As compensation for its services, we paid Forge a cash commission of $55,000 and issued its designees five-year warrants to purchase 183,336 shares of our common stock with an exercise price of $0.30 per share, which are exercisable on a cashless basis.    We are using the net proceeds for general working capital.

In March 2011 the Company sold 125,000 units of our securities to an accredited investor in a private placement which resulted in gross proceeds to us of $12,500.  The securities included 41,667 shares of our common stock and Series D Warrants and Series E Warrants. Forge acted as placement agent for us in this offering.  As compensation for its services, we paid Forge a cash commission of $1,250 and issued its designees five year warrants to purchase 4,169 shares of our common stock with an exercise price of $0.30 share, which are exercisable on a cashless basis.  We are using the net proceeds for general working capital.

On December 22, 2011, the Company entered into an employment agreement with its Chief Financial Officer. As part of the agreement the Company issued 333,334 shares of the Company’s restricted common stock (“Compensation Shares”), granted under the 2010 Equity Compensation Plan.  The Compensation Shares were valued at $120,000, the fair market value at the date of grant for the Company’s common stock as reported on the OTC Bulletin Board.  As of June 30, 2012, 166,667 of the Compensation Shares vested and the Company recognized $60,000 in compensation expense related to these shares during the period.

On December 31, 2011, the Company issued 203,125 shares of our common stock to satisfy accrued interest of $60,937 to the three noteholders of the 12% convertible promissory notes (Note 7).

On January 3, 2012 the Company entered into a consulting agreement with Wall Street Grand, LLC (“WSG”) to provide financial marketing consulting services for a period of three months starting January 15, 2012. The Company paid WSG $50,000 and issued 666,667 shares of our common stock valued at $260,000, the fair market value on the date of issuance.

On January 17, 2012, one of the noteholders of the 12% convertible promissory notes converted $50,000 plus accrued interest of $263 into 167,544 shares of common stock (Note 7).

Preferred stock

Our Board of Directors, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.  The rights, preferences, limitations and restrictions of different series of preferred stock may differ with respect to dividend rates, amounts payable on liquidation, voting rights, conversion rights, redemption provisions, sinking fund provisions and other matters.  Our Board of Directors may authorize the issuance of preferred stock, which ranks senior to our common stock for the payment of dividends and the distribution of assets on liquidation.  In addition, our Board of Directors can fix limitations and restrictions, if any, upon the payment of dividends on our common stock to be effective while any shares of preferred stock are outstanding. The rights granted to the holders of any series of preferred stock could adversely affect the voting power of the holders of common stock and issuance of preferred stock may delay, defer or prevent a change in our control.

Common Stock Purchase Warrants

Warrants Included in the 2010 Unit Offering

In October 2010, we closed the sale of 5,250,000 units of our securities which resulted in gross proceeds to us of $525,000.  The securities issued in this 2010 unit offering included Series A Warrants to purchase 1,750,010 shares of our common stock and Series B Warrants to purchase 1,750,010 shares of our common stock.  Each Series A Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.45 per share. Each Series B Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.75 per share.  The Series B Warrant is not exercisable by the holder unless the Series A Warrant has previously been exercised.  Upon 30 days’ notice, we have the right to call any series of warrants at $0.03 per warrant at any time that the average 20-day last sale price exceeds 200% of the respective warrant exercise price.  Other than the exercise price and call provisions of each series of warrant, and the restriction on the exercisability of the Series B Warrant, all other terms and conditions of the warrants are the same. As partial compensation for the placement agent services in this offering, we issued to the designees of Forge 175,003 Series A Warrants and 175,003 Series B Warrants to purchase shares of our common stock at an exercise price of $0.45 and $0.75 per share, respectively, exercisable on a cashless basis.  The exercise price of the warrants and the number of shares of our common stock issuable upon the exercise of the warrants, sold to investor or provided to designees of Forge, are subject to proportional adjustment for stock splits, dividends and similar corporate events.

Warrants Included in the 2011 Note Offering

In connection with the 12% convertible promissory notes offering, we issued the purchasers Series C Warrants to purchase an aggregate of 733,335 shares of our common stock at an exercise price of $0.45 per share for three years from the date of issuance.  The exercise price of the Series C warrant is subject to adjustment in the event of stock splits, dividends, recapitalizations and similar corporate events.  As partial compensation for the placement agent services, we issued its designees of Forge Series C warrants exercisable at $0.45 per share into 73,335 shares of our common stock, exercisable on a cashless basis.  The exercise price of the warrants and the number of shares of our common stock issuable upon the exercise of the warrants, sold to investor or provided to designees of Forge, are subject to proportional adjustment for stock splits, dividends and similar corporate events.

The Company used the Black-Scholes option pricing model to value the warrants included in the note offering. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.85% (based on the US Treasury note yield), five year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock over two years from the commitment date), and a strike price of $0.30 and $0.45, respectively.

Warrants Included in 2011 Unit Offering

In March 2011, we closed the sale of 125,000 units of our securities which resulted in gross proceeds to us of $12,500.  The securities issued in this 2011 unit offering included Series D Warrants to purchase 41,667 shares of our common stock and Series E Warrants to purchase 41,667 shares of our common stock.  Each Series D Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.45 per share.  Each Series E Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.75 per share.  The Series E Warrant is not exercisable by the holder unless the Series D Warrant has previously been exercised.  Upon 30 days’ notice, we have the right to call any series of warrants at $0.03 per warrant at any time that the average 20-day last sale price exceeds 200% of the respective warrant exercise price.  Other than the exercise price and call provisions of each series of warrant, and the restriction on the exercisability of the Series E Warrant, all other terms and conditions of the warrants are the same. As partial compensation for the placement agent services in this offering, we issued to the designees of Forge 4,169 Series D Warrants with an exercise price of $0.45 per share and 4,169 Series E Warrants with an exercise price of $0.75 per share, which are exercisable on a cashless basis.  The exercise price of the warrants and the number of shares of our common stock issuable upon the exercise of the warrants, sold to investor or provided to designees of Forge, are subject to proportional adjustment for stock splits, dividends and similar corporate events.

The Company currently has 5,110,876 warrants that can be exercised for shares of our common stock outstanding.

		Range of	Weighted Average
	Warrants	Exercise Price	Exercise Price
Outstanding at June 30, 2011	5,110,876	$.30 to $.75	$0.56
Granted	-
Expired	-
Outstanding at June 30, 2012	5,110,876	$.30 to $.75	$0.56

In accordance with ASC 470, the Company is amortizing the deferred financing costs over the two year term of the note. As of June 30, 2012 and 2011, the Company had recognized $52,112 and $10,253 of interest expense, respectively, resulting in a carrying value of $27,986 and $80,098 at June 30, 2012 and 2011, respectively.